Derivative instruments and hedging activities - Offsetting of derivative instruments and related collateral amounts (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2015	Mar. 31, 2014
Derivative assets
Gross derivative balances, derivative assets	[1]	¥ 42,100	¥ 26,069
Less: Amounts offset in the consolidated balance sheets	[2],[3]	(40,514)	(23,764)
Total net amounts reported on the face of the consolidated balance sheets	[4]	1,586	2,305
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[5]	¥ (252)	(168)
Cash collateral			0	[5]
Net amount		¥ 1,334	2,137
Derivative liabilities
Gross derivative balances, derivative liabilities	[1],[6]	41,785	26,068
Less: Amounts offset in the consolidated balance sheets	[2],[3]	(40,460)	(24,030)
Total net amounts reported on the face of the consolidated balance sheets	[4],[6]	1,325	2,038
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[5],[6]	(53)	(44)
Cash collateral	[5],[6]	(4)	0
Net amount	[6]	1,268	1,994
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		1,191	1,162
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	¥ 1,349	¥ 1,418
Equity contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets
Derivative liabilities
Gross derivative balances, derivative liabilities
Equity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		¥ 556	¥ 760
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	634	836
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		12,421	10,485
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	12,580	10,281
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets		19,226	9,025
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	19,102	8,961
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		18	11
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	9	9
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		1,003	1,180
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	1,023	1,491
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets		103	130
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	93	128
Credit contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		5	4
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	2	4
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		7,562	3,296
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	6,977	2,923
Foreign exchange contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets		10	12
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	10	13
Foreign exchange contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		5	4
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	5	4
Commodity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		0	0
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	¥ 0	¥ 0
Commodity contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets
Derivative liabilities
Gross derivative balances, derivative liabilities
Commodity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		¥ 0	¥ 0
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	¥ 1	¥ 0

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2014, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \744 billion and \808 billion, respectively. As of March 31, 2015, the gross balance of such derivative assets and derivative liabilities was \298 billion and \447 billion, respectively.
[2]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2014, Nomura offset a total of \1,283 billion of cash collateral receivables against net derivative liabilities and \1,017 billion of cash collateral payables against net derivative assets. As of March 31, 2015, Nomura offset a total of \1,830 billion of cash collateral receivables against net derivative liabilities and \1,884 billion of cash collateral payables against net derivative assets.
[3]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[4]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[5]	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2014, a total of \203 billion of cash collateral receivables and \643 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of March 31, 2015, a total of \223 billion of cash collateral receivables and \757 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
[6]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.